Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Pension Plans Defined Benefit [Member]	Mar. 31, 2011 Pension Plans Defined Benefit [Member]	Mar. 31, 2012 Other Postretirement Benefit Plans Defined Benefit [Member]	Mar. 31, 2011 Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ 1	$ 2	$ 19	$ 0
Interest Cost			5	5	4	4
Expected Return on plan assets			(6)	(7)	0	0
Net periodic benefit costs			0	0	23	4
Actual contribution for the three months ended March 31, 2012	2
Defined Benefit Plan Estimated Future Employer Contributions [Abstract]
Expected contribution for 2012		$ 5